ORGANIZATION - Ownership Interests in Natural Gas Pipeline Systems (Details)		3 Months Ended	12 Months Ended
	Jun. 01, 2017	Mar. 31, 2017 LimitedPartnership	Dec. 31, 2016 LimitedPartnership mi	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 28, 2017	Jan. 31, 2016	Jan. 01, 2016
Organization
Number of intermediate limited partnerships through which pipeline assets are owned | LimitedPartnership		3	3
Northern Border
Organization
Remaining ownership interest (as a percent)			50.00%
Interest acquired (as a percent)		50.00%	50.00%	50.00%	50.00%	50.00%	50.00%
Portland Natural Gas Transmission System
Organization
Interest acquired (as a percent)								49.90%
TransCanada | Portland Natural Gas Transmission System
Organization
Remaining noncontrolling ownership interest (as a percent)			38.29%
Portland Natural Gas Transmission System
Organization
Interest acquired (as a percent)	11.81%								49.90%
GTN
Organization
Length of pipeline owned (in miles)			1,377
Remaining ownership interest (as a percent)			100.00%
Bison
Organization
Length of pipeline owned (in miles)			303
Remaining ownership interest (as a percent)			100.00%
North Baja Pipeline, LLC
Organization
Length of pipeline owned (in miles)			86
Ownership interest (as a percent)			100.00%
Tuscarora Gas Transmission Company
Organization
Length of pipeline owned (in miles)			305
Ownership interest (as a percent)			100.00%
Northern Border
Organization
Length of pipeline owned (in miles)			1,412
Ownership interest (as a percent)			50.00%
Portland Natural Gas Transmission System
Organization
Length of pipeline owned (in miles)			295
Ownership interest (as a percent)			61.71%
Great Lakes
Organization
Length of pipeline owned (in miles)			2,115
Ownership interest (as a percent)			46.45%
Great Lakes | TransCanada
Organization
Remaining noncontrolling ownership interest (as a percent)			53.55%
Iroquois
Organization
Length of pipeline owned (in miles)			416
Ownership interest (as a percent)			49.34%
Remaining ownership interest (as a percent)			50.66%
Iroquois | TransCanada
Organization
Remaining ownership interest (as a percent)			0.66%
Iroquois | Dominion Midstream
Organization
Remaining ownership interest (as a percent)			25.93%
Iroquois | Dominion Energy
Organization
Remaining ownership interest (as a percent)			24.07%
ONEOK Partners, L.P. | Northern Border
Organization
Remaining ownership interest (as a percent)			50.00%
Subsequent event | Portland Natural Gas Transmission System
Organization
Ownership interest (as a percent)	11.81%
Subsequent event | Portland Natural Gas Transmission System
Organization
Ownership interest, including acquired interest (as a percent)	61.71%